Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 06, 2017
Registrant Name	Calvert Management Series
Central Index Key	0000319676
Amendment Flag	false
Document Creation Date	Dec. 06, 2017
Document Effective Date	Dec. 06, 2017
Prospectus Date	Dec. 06, 2017
Calvert Ultra-Short Duration Income NextShares | Calvert Ultra-Short Duration Income NextShares
Risk/Return:
Trading Symbol	CRUSC